CONDENSED PARENT ONLY FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEET

	As of
	December 31,
	2024	2023
Assets
Investment in subsidiaries	$9,321,708	$5,653,553
Total Assets	9,321,708	5,653,553

Liabilities and Shareholders’ Equity
Shareholders’ equity:
Common stock (par value of $0.001 per share, 50,000,000 authorized, 8,630,000 and 6,400,000 shares issued and outstanding, as of December 31, 2024 and 2023, respectively)	8,630	6,400
Subscription receivable	-	-
Additional paid-in capital	8,781,273	3,013,333
Retained earnings	1,109,567	3,011,610
Accumulated other comprehensive income	(577,762)	(377,790)
Statutory reserve	-	-
Equity attributable to LOBO EV Technologies LTD’s shareholders	$9,321,708	$5,653,553
Total shareholders’ equity	9,321,708	5,653,553
Total Liabilities and Shareholders’ Equity	9,321,708	5,653,553

SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF OPERATION

For the year ended December 31,
	2024	2023
Revenues	$-	$-
Cost of revenues	-	-
Gross Profit	-	-

Operating expenses
Selling and marketing expenses	-	-
General and administrative expenses	-	-
Research and development expenses	-	-
Total operating expenses	-	-

Operating income	-	-

Other expenses (income)
Interest expense (income)	-	-
Other (income) expense	-	-
Total other expenses, net	-	-
Income before income tax expense	-	-
Income tax expense	-	-
Equity income of subsidiaries	(812,836)	969,598
Net Income	$(812,836)	$969,598

Other comprehensive income (loss):
Foreign currency translation adjustments	(199,972)	(182,890)
Total comprehensive income	$(1,012,808)	$786,708

SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF CASH FLOWS

	For the year ended December 31,
	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$(812,836)	$969,598
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Equity income of subsidiaries	812,836	(969,598)
Net cash provided by (used in) operating activities	-	-

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	-	-

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	-
CASH AND CASH EQUIVALENTS, beginning of period	-	-
CASH AND CASH EQUIVALENTS, end of period	$-	$-